Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,102,890
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,264,000
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	242,555
Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,785
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	133,000
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2019 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	56,134
2019 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	53,845
2019 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	789
2019 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,500
2022 - 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,312,617
2022 - 2023 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,264,000
2022 - 2023 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	46,541
2022 - 2023 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,076
2022 - 2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,000
2019 - 2021 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	148,365
2019 - 2021 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	142,169
2019 - 2021 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,696
2019 - 2021 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,500
After 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	224
After 2023 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	224
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,517,340
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,264,000
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	242,555
Sub-Total [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,785
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000